Schedule of future undiscounted lease payments (Details) $ in Thousands, $ in Thousands	Dec. 31, 2024 USD ($)	Dec. 31, 2024 HKD ($)	Dec. 31, 2023 HKD ($)
Right-of-use Assets And Operating Lease Liabilities
2025	$ 803	$ 6,240
2026	803	6,234
2027	450	3,492
Future minimum operating lease payments	2,056	15,966
Less: Imputed interest	(85)	(662)
Total operating lease liabilities	$ 1,971	$ 15,304	$ 4,258